Revenue - Summary of Revenue (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₨ 132,196	$ 1,409	₨ 97,063	₨ 81,319
Sale of Power [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	88,196	940	81,606	76,624
Sale of Solar Modules and Related Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	40,846	435	13,194	0
Transmission Line Projects [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,136	12	1,913	4,347
Sale of software services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,667	18	0	0
Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₨ 351	$ 4	₨ 350	₨ 348